SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Interline Brands, Inc. and all of its wholly-owned subsidiaries. These statements have been prepared in accordance with US GAAP. All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year

The Company operates on a 52-53 week fiscal year, which ends on the last Friday in December. As a result of the Merger that occurred on September 7, 2012, the 2012 fiscal year is comprised of two periods, the 16-week Successor period from September 8, 2012 through December 28, 2012, and the 36 week Predecessor period from December 31, 2011 through September 7, 2012. The fiscal year ended December 30, 2011 was a 52 week year. The fiscal year ended December 31, 2010 was a 53 week year. References herein to 2012, 2011 and 2010 are for the 2012 Successor and Predecessor periods, and the fiscal years ended December 30, 2011 and December 31, 2010, respectively.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and assumptions.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosure about how fair value is determined for assets and liabilities is based on a hierarchy established from the significant levels of inputs as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;

Level 2	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximate the carrying amount because of the short maturities of these items.

The fair value of the Company’s ABL facility, OpCo Notes, and HoldCo Notes (as defined in Note 10. Debt) is determined by quoted market prices and other inputs that are observable for these liabilities, which are Level 2 inputs. The carrying amount and fair value of the ABL facility, OpCo Notes, and HoldCo Notes as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor		Predecessor
	December 28, 2012		December 30, 2011
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL facility	$127,500	$127,636	$—	$—
OpCo Notes	$321,494	$322,500	$300,000	$310,500
HoldCo Notes	$365,000	$394,200	$—	$—

Foreign Currency Translation

Assets and liabilities of the Company's foreign subsidiaries, where the functional currency is the local currency, are translated into United States dollars at the year-end exchange rate. Revenues and expenses are translated using average exchange rates prevailing during the year.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments that can be readily converted into cash or that have an original maturity of three months or less.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of accounts receivable. The Company's accounts receivable are principally from facilities maintenance, professional contractor and specialty distributor customers in the United States and Canada. Concentration of credit risk with respect to accounts receivable is limited due to the large number of customers comprising the Company's customer base. The Company performs credit evaluations of its customers; however, the Company's policy is not to require collateral. As of December 28, 2012 and December 30, 2011, the Company had no significant concentrations of credit risk.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make payments. The allowance for doubtful accounts is estimated using factors such as past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

Inventories

Inventories, consisting substantially of finished goods, are valued at the lower of cost or market. Inventory cost is determined using the weighted-average cost method. The Company adjusts inventory for excess and obsolete inventory and for the difference by which the cost of the inventory exceeds the estimated market value. In order to determine the adjustments, management reviews inventory quantities on hand, slow movement reports and sales history reports. Management estimates the required adjustment based on estimated demand for products and market conditions. To the extent historical results are not indicative of future results and if events occur that affect the Company's relationships with suppliers or the salability of their products, additional write-offs may be needed that will increase cost of sales and decrease inventory.

Vendor Rebates

Many of the Company's arrangements with its vendors provide for the Company to receive a rebate of a specified amount of consideration, payable to the Company when the Company achieves any of a number of measures, generally related to the volume level of purchases from its vendors. The Company accounts for such rebates as a reduction of the prices of the vendor's products and therefore as a reduction of inventory until it sells the product, at which time such rebates reduce cost of sales in the Company's statement of operations. Throughout the year, the Company estimates the amount of rebates earned based on estimated purchases to date relative to the purchase levels that mark the Company's progress toward earning the rebates. The Company continually revises these estimates to reflect actual rebates earned based on actual purchase levels.

Property and Equipment

Property and equipment purchased in the normal course of business is stated at cost, net of accumulated depreciation. Expenditures for additions, renewals and betterments are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Property and equipment acquired in connection with acquisitions are recorded at amounts which approximate fair market value as of the date of the acquisition. Upon the retirement or disposal of assets, the cost and accumulated depreciation or amortization is eliminated from the accounts and the resulting gain or loss is credited or charged to operations.

Leasehold improvements and assets under capital leases are amortized, using the straight-line method, over the lesser of the estimated useful lives or the term of the lease. Lease incentive obligations accrued as a result of leasehold improvements are amortized as a decrease in rent expense over the life of the related leasehold improvements.

Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Costs of Computer Software Developed or Obtained for Internal Use

The Company capitalizes costs related to internally developed software and amortizes those costs over five years. Only costs incurred during the development stage, including design, coding, installation and testing are capitalized. These capitalized costs consist of both internal labor costs as well as third party contract costs directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized. Capitalized costs were $0.4 million for the period September 8, 2012 through December 28, 2012, $3.1 million for the period December 31, 2011 through September 7, 2012, $3.8 million for the fiscal year ended 2011 and $3.1 million for the fiscal year ended 2010. As of December 28, 2012 and December 30, 2011, there was $7.9 million and $7.3 million, respectively, of unamortized capitalized software costs. During 2012, 2011 and 2010, amortization expense associated with capitalized software costs was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization expense of capitalized software costs	$218	$2,387	$1,866	$1,850

Goodwill

Goodwill represents the excess of the cost of acquired companies over the fair value of their net assets. The Company performs a goodwill impairment analysis, using the two-step method, on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has elected to perform its annual goodwill impairment test as of the last day of each fiscal year. The recoverability of goodwill is measured at the reporting unit level, which the Company has determined to be consistent with its operating segment, by comparing the reporting unit's carrying amount, including goodwill, to the fair market value of the reporting unit. The Company determines the fair market value of its reporting unit based on a weighting of both the present value of future projected cash flows (the “income approach”) and the use of comparative market multiples (the “market approach”). The market approach compares the Company's reporting unit to other comparable companies based on valuation multiples to arrive at fair value. The income approach is based on assumptions that are consistent with the Company's estimates of future cash flows. Due to the proximity of the Merger Date to the fiscal 2012 year-end, the prior transaction method was also used in the valuation of goodwill and other intangibles for the December 28, 2012 impairment evaluation. The Merger represented a third-party transaction at fair market value as assessed at the date of the transaction. The determination of whether goodwill has become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the Company's reporting unit, including assumptions related to future growth rates, discount factors and tax rates, among other considerations. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or operating, economic or market conditions could significantly impact these judgments. The Company monitors these conditions and other factors to determine if interim impairment tests are necessary in future periods. Changes in conditions that occur after the annual impairment analysis and that impact these assumptions may result in a future goodwill impairment charge, which could be material. The Company has not identified any impairment losses with respect to goodwill for any period presented.

Other Intangible Assets

Other intangible assets include amounts assigned to trademarks, customer lists and relationships, non-compete agreements and deferred debt issuance costs. Other intangibles are amortized over their useful lives, 7 to 19 years for customer lists and relationships, and over the term of the agreements for non-compete arrangements. Customer lists and relationships are amortized on either a straight-line or accelerated basis, depending on the characteristics of the asset at the beginning of its life. Deferred debt issuance costs are amortized as a component of interest expense over the term of the related debt using the effective interest method or a method that approximates the effective interest method. The Company has determined that its trademarks have indefinite lives and has elected to perform its annual impairment test on indefinite-lived assets as of the last day of each year. The Company has not identified any impairment losses with respect to trademarks for any period presented.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment on an annual basis or when an event occurs or circumstances change that would indicate that the fair value of the long-lived asset has fallen below its carrying amount. Such evaluations include an assessment of customer retention, cash flow projections and other factors the Company believes are relevant. The discounted future expected net cash flows of each identifiable asset are used to measure impairment losses. The determination of whether long-lived assets have become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the long-lived asset. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or market conditions could significantly impact these judgments. The Company monitors market conditions and other factors to determine if interim impairment tests are necessary. The Company has not identified any impairment losses with respect to long-lived assets for any period presented.

Risk Insurance

The Company has a $0.4 million self-insured retention per occurrence in connection with its workers' compensation and auto insurance policies (collectively “Risk Insurance”). The Company accrues its estimated cost in connection with its portion of its Risk Insurance losses using an actuarial methodology based on claims filed, historical development factors and an estimate of claims incurred but not yet reported. The Company does not discount its workers compensation reserve. Claims paid are charged against the reserve.

Taxes Collected and Remitted

The Company records non-income taxes collected from customers and remitted to governmental agencies on a net basis.

Revenue Recognition

The following four basic criteria must be met before the Company recognizes revenue:

•	persuasive evidence of an arrangement exists;

•	delivery has occurred or services have been rendered;

•	the price to the buyer is fixed or determinable; and

•	collectability is reasonably assured.

The Company recognizes a sale when the risk of loss has passed to the customer. For goods shipped by third party carriers, the Company recognizes revenue upon shipment since the terms are generally FOB shipping point. For goods delivered on the Company's dedicated fleet of trucks, the Company recognizes revenue upon delivery to the customer. Sales are recorded net of estimated discounts, rebates and returns. A portion of the Company's sales are delivered direct from the suppliers. These direct-shipment sales are recorded on a gross basis, with the corresponding cost of goods sold. The Company bills some shipping and handling costs to its customers and has included this amount in revenue. The Company provides product return and protection rights to certain customers. A provision is made for estimated product returns based on sales volumes and our experience. Actual returns have not varied materially from amounts provided historically.

Cost of Sales

Cost of sales includes merchandise costs less vendor rebates, freight-in and a portion of operating costs related to the activities of some of our regional replenishment centers.

Shipping and Handling Costs

Shipping and handling costs to customers have been included in selling, general and administrative expenses on the consolidated statements of operations. Shipping and handling costs were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Shipping and handling costs	$18,800	$41,241	$59,671	$48,484

Advertising Costs

Costs of producing and distributing sales catalogs and promotional flyers are capitalized and charged to expense over the life of the related catalog and promotional flyers. Advertising expenses, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Advertising expenses, net of co-op advertising	$381	$867	$1,298	$1,232
Co-op advertising	$651	$1,796	$2,567	$2,747

Share-Based Compensation

For awards containing only service conditions, the Company recognizes share-based compensation cost on a straight-line basis over the expected vesting period or to the retirement eligibility date, if less than the vesting period. For awards with performance conditions, the Company recognizes share-based compensation cost on a straight-line basis for each performance criteria tranche over the implied service period when the Company believes it is probable that the performance targets, as defined in the agreements, will be achieved. In addition, the Company estimates the amount of expected forfeitures when calculating share-based compensation costs. See Note 14. Share-Based Compensation for more information.

Income Taxes

Taxes on income are provided using an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement carrying values and the tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Accounting for income taxes requires the Company to exercise judgment in evaluating uncertain tax positions taken by the Company. The Company accounts for uncertainty in income taxes in accordance with US GAAP. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, changes in regulatory tax laws, or interpretation of those tax laws, or expiration of statutes of limitation. The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. See Note 18. Income Taxes for more information.

Segment Information

The Company has one operating segment and, therefore, one reportable segment, the distribution of MRO products into the facilities maintenance end-market. The Company’s revenues and assets outside the United States are not significant. The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
JanSan	$153,969	$333,389	$457,393	$310,849
Plumbing	84,086	195,911	275,557	266,145
Hardware, tools and fixtures	36,446	85,068	122,116	119,324
HVAC	35,662	89,542	121,531	127,183
Electrical and lighting	24,676	56,750	75,274	71,022
Appliances and parts	22,163	52,805	65,251	62,304
Security and safety	20,187	44,738	61,855	60,215
Other	27,404	59,549	70,507	69,947
Total	$404,593	$917,752	$1,249,484	$1,086,989
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(1)	The Company continually refines its robust product classification groupings and, as a result, stock keeping units are periodically realigned within product categories.

Recently Issued Accounting Guidance

In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2012-02, Intangibles - Goodwill and Other (Topic 350) ("ASU 2012-02"). The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible assets and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. Because this guidance simply enhances the consistency and reduces the costs of impairment testing (and would not change the conclusion of the impairment testing) it will not have a material impact on the Company's consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections ("ASU 2012-03"). This ASU amends (1) various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No.114, (2) the SEC's Final Rule, Technical Amendments to Commission Rules and Forms Related to the FASB's Accounting Standards Codification, Release Nos. 33-9250, 34-65052, and IC-29748 August 8, 2011, and (3) Corrections Related to FASB ASU 2010-22, Accounting for Various Topics. The objectives of these amendments are to update expired accounting standard references and reference the International Financial Reporting Standards (IFRS) as an appropriate framework of standards and compliance for certain disclosure requirements. Because the amendments relates to staff guidance for SEC materials and consist of codification referencing and IFRS inclusion it will not have a material impact on the Company's consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements ("ASU 2012-04"). This ASU contains amendments that affect a wide variety of topics in the codification, as well as provide incremental improvements to US GAAP that are not purely technical corrections. The amendments in ASU 2012-04 were effective upon issuance, except for amendments that were subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012 for public entities and December 15, 2013 for nonpublic entities. Because this ASU provides technical corrections and enhanced guidance, it will not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The objective of this ASU is to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI") by requiring an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of AOCI by component. The amendments in ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. Because the amendments merely enhance the disclosures of reclassifications out of AOCI, it will not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-04, Liabilities (Topic 405) - Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date ("ASU 2013-04"). The objective of the amendments in this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing US GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement amount its co-obligors, plus any additional amount the entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligations as well as other information about those obligations. The amendments in ASU 2013-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be retrospectively applied to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU's scope that exist at the beginning of an entity's fiscal year of adoption. An entity may elect to use hindsight for the comparative periods, and should disclose that fact. Early adoption is permitted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

Recently Adopted Accounting Guidance

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). The amendments in ASU 2011-04 provide clarification of certain fair value concepts such as principal market determination; valuation premise and highest and best use; measuring fair value of instruments with offsetting market or counterparty credit risks; blockage factor and other premiums and discounts; and liabilities and instruments classified in shareholders' equity. In addition, the pronouncement provides guidance for new disclosures such as transfers between Level 1 and Level 2 of the fair value hierarchy; Level 3 fair value measurements; an entity's use of an asset when it is different from its highest and best use; and fair value hierarchy disclosures for financial instruments not measured at fair value but disclosed. Effective December 31, 2011, the Company adopted the fair value measurement and disclosure requirements. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), as amended by ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This pronouncement brings consistency to the way reporting entities disclose comprehensive income in their consolidated financial statements and related notes. ASU 2011-05, as amended by ASU 2011-12, no longer permits disclosure of comprehensive income in either the statement of shareholders' equity or in a note to the consolidated financial statements. Instead, reporting entities have two options for presenting comprehensive income. The first option presents comprehensive income in a single statement, which includes two components: net income and other comprehensive income. The second option allows the presentation of comprehensive income in two separate but consecutive statements: one for net income and the other for other comprehensive income. Effective December 31, 2011, the Company adopted new disclosure requirements for comprehensive income, including the required retrospective application. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) (“ASU 2011-08”). The amendments in ASU 2011-08 are intended to simplify how entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Effective December 31, 2011, the Company adopted the provisions of this guidance. Because this guidance only enhances the steps performed to determine whether a potential impairment exists (but should not impact the resulting conclusion), the adoption did not have an impact on the Company's consolidated financial statements.